                           MERRILL LYNCH GROWTH FUND

                        Supplement Dated April 1, 1998
                      To Prospectus Dated January 30, 1998

     The disclosure set forth under "Management of the Fund--Management and Advisory Arrangements" is modified as follows:

     Effective March 30, 1998, Arthur Moretti is the portfolio manager and a Senior Vice President of the Fund. Mr. Moretti was previously the associate portfolio manager of the Fund. Mr. Moretti has been a Director of the Manager since 1997 and previously was Vice President of the Manager from March 1993 to 1997.

Code # 10479-0498ALL

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                           MERRILL LYNCH GROWTH FUND

                        Supplement Dated April 1, 1998
       To The Statement of Additional Information Dated January 30, 1998

     The disclosure set forth under "Management of the Fund--Trustees and Officers" is modified as follows:

     Arthur Moretti (34)--Senior Vice President and Portfolio Manager of the Fund (1)--Director (Equity Fund Management) since 1997; Vice President of MLAM from 1992 to 1997.

Code # 10480-0498ALL